UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1 (c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1 (c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17CFR240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013

Date of Report (Date of earliest event reported)

February 13, 2014

ROOFTOP MORTGAGES LIMITED1

(Exact name of securitizer as specified in its charter)

N/A	0001599859
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

David Fellowes-Freeman, Director, (+44) 20 7134 7688

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga- 1(c)(2)(ii)  ☒2

[1]	Rooftop Mortgages Limited (“RML”) is filing this Form ABS-15G in its capacity as sponsor of the following transaction, which is covered by this report (the “Specified Transaction”): Mansard Mortgages 2006-1 plc. In its capacity as sponsor, RML is a securitizer for purposes of Rule 15Ga-1 and this report will contain information with respect to the assets sold by RML into the Specified Transaction. The depositor of the Specified Transaction is not affiliated with RML and may file separate reports on Form ABS-15G in its capacity as a securitizer in connection with the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which RML may have acted as securitizer.
[2]	This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense. We have gathered the information set forth this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us. Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities. Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities may no longer be in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Rooftop Mortgages Ltd. (Securitizer)

By
	Name:	David Fellowes-Freeman
	Title:	Director

Date: February 13, 2014

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